INTANGIBLE ASSETS, NET (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Amortization of Intangible Assets	$ 12,166	$ 8,307	$ 4,627
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	16,140
Finite-Lived Intangible Assets, Amortization Expense, Year Two	15,334
Finite-Lived Intangible Assets, Amortization Expense, Year Three	12,213
Finite-Lived Intangible Assets, Amortization Expense, Year Four	9,844
Finite-Lived Intangible Assets, Amortization Expense, Year Five	7,240
Impairment of Intangible Assets (Excluding Goodwill)	$ 358	$ 358	$ 0